Business Developments	6 Months Ended
Sep. 30, 2023
Discontinued Operations and Disposal Groups [Abstract]
Business Developments	BUSINESS DEVELOPMENTS
Sale of MUFG Union Bank and Investment in Shares of U.S. Bancorp
In September 2021, the MUFG Group agreed to the sale of all shares in MUFG Union Bank, N.A. (“MUFG Union Bank”), the wholly-owned primary operating subsidiary in the United States, to U.S. Bancorp (“USB”) (hereinafter referred to as the “Share Transfer”). The businesses of MUFG Union Bank that the MUFG Group transferred to USB exclude the Global Corporate & Investment Banking (GCIB) business (with certain exceptions as agreed to by the parties, including certain deposits of the GCIB business that were retained by MUFG Union Bank), the Global Markets business to the extent related to the GCIB business and certain assets and liabilities. that were part of shared middle and back office functions. Under a legal agreement, the assets and liabilities of these operations were transferred to other entities within the MUFG Group prior to the Share Transfer.
The carrying amount of any assets that are not covered by the guidance on long-lived assets and included in the disposal group, is necessary to be adjusted in accordance with other applicable guidance before measuring the disposal group by lower of cost or market method. The loss amount, which was recognized through lower of cost or market method from the assets and liabilities held for sale, was ¥134,141 million and recognized during the second half of the fiscal year ended March 31, 2022. However, the fair value less cost to sell exceeded the carrying value as of September 30, 2022, and the reversal of ¥134,141 million, which is included in Reversal of impairment of assets held for sale in the condensed consolidated statements of operations through the six months ended September 30, 2022, was recognized, and as a result, the valuation allowance for assets held for sale was fully reversed as of September 30, 2022.
The business of MUFG Union Bank that was transferred to USB recorded pretax losses of ¥346,781 million for the six months ended September 30, 2022.
On December 1, 2022, the MUFG Group sold all the issued and outstanding shares of common stock of MUFG Union Bank to USB for the agreed upon consideration, received ¥754.0 billion in cash and 44,374,155 shares, ¥276.1 billion, of USB common stock representing approximately 3% of the outstanding shares subject to future closing adjustments. Additionally, the MUFG Group will receive from USB an additional ¥464.5 billion in cash within five years of the closing date, whose discounted present value at sale was ¥396.6 billion. Before the closing of the share transfer, MUFG Union Bank declared and paid a special dividend of approximately ¥636.8 billion to MUFG’s subsidiary, MUFG Americas Holdings Corporation (“MUAH”). The MUFG Group recorded a pretax gain on the sale of MUFG Union Bank of ¥557,954 million, net of cost to sell the business during the second half of the fiscal year ended March 31, 2023. The business of MUFG Union Bank that was transferred to USB had ¥13,935.6 billion in assets at sale, including ¥2,251.3 billion of interest-earning deposits in other banks, ¥3,123.3 billion of investment securities, and ¥7,567.7 billion of loans. The total amount of liabilities was ¥13,128.0 billion, including ¥11,789.9 billion of deposits. The sale of all shares of MUFG Union Bank was completed on December 1, 2022.

In August 2023, after the completion of the sale of MUFG Union Bank, MUFG Bank additionally acquired 24,000,000 shares of the common stock of USB for a purchase price of ¥136.8 billion. Following this investment, MUFG Bank’s total shareholding in USB increased to 4.39%. The proceeds received by USB for the investment were paid to MUAH to reduce the outstanding obligation due within five years of the closing date of the sale simultaneously. The repayment was not reflected on the accompanying condensed consolidated financial statements for the six months ended September 30, 2023 because the MUFG Group consolidates MUAH, based on financial information for the six months ended June 30, 2023. The six-month period of MUAH, which ends on June 30, and MUFG’s six-month period, which ends on September 30, have been treated as coterminous.
Acquisition of shares in HC Consumer Finance Philippines, Inc.
On June 1, 2023, MUFG Bank and its subsidiary, Krungsri acquired 100% of the shares of HC Consumer Finance Philippines, Inc. (“HC Philippines”) for ¥61,605 million in cash. As a result of the acquisition, Krungsri and MUFG Bank hold 75% and 25% of the shares respectively.
The MUFG group intends to strengthen its business in Southeast Asia through the establishment of business platforms in the region in collaboration with partner banks in which MUFG Bank has invested. In executing this strategy, the MUFG Group will continue striving to contribute to the growth of Southeast Asia.
The assets acquired and liabilities assumed were recorded at their estimated fair values on the acquisition date. These fair value estimates are considered provisional and are subject to change pending the receipt of additional information in relation to closing date fair values, but not to exceed a period of one year after the closing date of the acquisition. The total assets and liabilities of the acquired business were ¥130,640 million and ¥95,448 million, respectively, and the goodwill resulting from the acquisition was ¥26,328 million and allocated to the Global Commercial Banking Business Group Segment.